Note 5 - Fair Value of Financial Instruments - Financial Instruments at Fair Value on a Recurring Basis (Details) (Parentheticals) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt discounts		$ 336,085
Fair Value, Recurring [Member] | Related Party [Member]
Debt discounts	$ 1,880,711	$ 2,692,757
Fair Value, Recurring [Member] | Nonrelated Party [Member]
Debt discounts	$ 220,024